ACCOUNTS RECEIVABLE (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 18	$ 12	$ 78	$ 14
Increase (Decrease) in Accounts Receivable	$ 89	$ 133	$ (336)	$ (185)